March 31, 2006

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Genaera Corporation
Definitive Proxy Statement

Ladies and Gentlemen:

On behalf of Genaera Corporation (“Genaera”), accompanying this letter please find Genaera’s definitive Proxy Statement on Schedule 14A. The definitive Proxy Statement incorporates the change made in response to the Staff’s comment letter of March 28, 2006, on Genaera’s Preliminary Proxy Statement and contains other minor changes. Genaera anticipates the Definitive Proxy Statement to be mailed to stockholders on or about April 6, 2006.

Very truly yours,

/s/ John A. Skolas

John A. Skolas, Esquire

Executive Vice President, Chief Financial Officer, General Counsel and Secretary

Genaera Corporation